Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 10 - Subsequent Events	Except as discussed in Note 5, Commitments and Contingencies, there were no events subsequent to March 31, 2015, and up to the date of this filing that would require disclosure.	In January 2015, we received a $250,000 advance from the 5% owner of UPT.